Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Information about operating results and assets for each segment

	Thousands of Yen
		Digital			Corporate
	Relaxation	Preventative	Luxury		and
	Salon	Healthcare	Beauty		elimination		Consolidated
Year ended December 31, 2021
Revenues	¥5,196,540	¥43,965		¥169,320	¥	―	¥5,409,825
Operating income (loss)	699,105	(144,857)		(6,538)		(1,018,297)	(470,587)
Depreciation and amortization	80,917	11,113		10,736		23,477	126,243
Total assets	4,002,005	161,945		701,172		887,939	5,753,061

Year ended December 31, 2020
Revenues	¥3,315,947	¥25,670	¥	―	¥	―	¥3,341,617
Operating loss	(140,866)	(66,100)		―		(539,122)	(746,088)
Depreciation and amortization	32,261	8,007		―		22,022	62,290
Total assets	3,096,094	34,247		―		2,583,125	5,713,466

Year ended December 31, 2019
Revenues	¥3,864,656	¥43,608	¥	―	¥	―	¥3,908,264
Operating income (loss)	279,439	(43,056)		―		(202,033)	34,350
Depreciation and amortization	34,025	4,764		―		7,385	46,174
Total assets	3,346,739	29,565		―		1,381,161	4,757,465